Financial Instruments Financing Receivables (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year		$ 16,463
Financing Receivable, Originated Two Years before Latest Fiscal Year		211,939
Financing Receivable, Originated Four Years before Latest Fiscal Year		447,949
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	$ 428,590
Financing Receivable, before Allowance for Credit Loss	654,014	676,351
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	210,190
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	15,234
Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Direct Financing Lease, Net Investment in Lease, before Allowance for Credit Loss	533,139	544,247
Direct Financing Lease, Net Investment in Lease, Originated, More than Five Years before Current Fiscal Year	322,949
Direct Financing Lease, Net Investment in Lease, Year Three, Originated, Two Years before Current Fiscal Year	210,190
Direct Financing Lease, Net Investment in Lease, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Year One, Originated, Current Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Year Three, Originated, Two Years before Current Fiscal Year		211,939
Direct Financing Lease, Net Investment in Lease, Year Five, Originated, Four Years before Current Fiscal Year		332,308
Teekay Parent | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Sales-type Lease, Net Investment in Lease, Year Five, Originated, Four Years before Current Fiscal Year		0
Sales-type Lease, Net Investment in Lease, Year Three, Originated, Two Years before Current Fiscal Year		0
Sales-type Lease, Net Investment in Lease, Year One, Originated, Current Fiscal Year		15,472
Sales-type Lease, Net Investment in Lease, Year Two, Originated, Fiscal Year before Current Fiscal Year	14,574
Sales-type Lease, Net Investment in Lease, Year Four, Originated, Three Years before Current Fiscal Year	0
Sales-type Lease, Net Investment in Lease, Originated, More than Five Years before Current Fiscal Year	0
Sales-type Lease, Net Investment in Lease	14,574	15,472
Teekay Tangguh Joint Venture [Member] | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Direct Financing Lease, Net Investment in Lease, before Allowance for Credit Loss	322,949	332,308
Direct Financing Lease, Net Investment in Lease, Originated, More than Five Years before Current Fiscal Year	322,949
Direct Financing Lease, Net Investment in Lease, Year Three, Originated, Two Years before Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Year One, Originated, Current Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Year Three, Originated, Two Years before Current Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Year Five, Originated, Four Years before Current Fiscal Year		332,308
Bahrain LNG Joint Venture [Member] | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Direct Financing Lease, Net Investment in Lease, before Allowance for Credit Loss	210,190	211,939
Direct Financing Lease, Net Investment in Lease, Originated, More than Five Years before Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Year Three, Originated, Two Years before Current Fiscal Year	210,190
Direct Financing Lease, Net Investment in Lease, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Direct Financing Lease, Net Investment in Lease, Year One, Originated, Current Fiscal Year		0
Direct Financing Lease, Net Investment in Lease, Year Three, Originated, Two Years before Current Fiscal Year		211,939
Direct Financing Lease, Net Investment in Lease, Year Five, Originated, Four Years before Current Fiscal Year		0
Loans Receivable [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year		991
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		115,641
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	105,641
Financing Receivable, before Allowance for Credit Loss	106,301	116,632
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	660
Loans Receivable [Member] | Teekay LNG | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year		991
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	0
Financing Receivable, before Allowance for Credit Loss	660	991
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	660
Exmar Lpg Bvba [Member] | Loans Receivable [Member] | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year		0
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		42,266
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	32,266
Financing Receivable, before Allowance for Credit Loss	32,266	42,266
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0
Bahrain LNG Joint Venture [Member] | Loans Receivable [Member] | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year		0
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	73,375
Financing Receivable, before Allowance for Credit Loss	73,375	$ 73,375
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	$ 0